Revenue - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Petroleum | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment terms	2 days
Petroleum | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment terms	30 days
Nitrogen Fertilizer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 11
Nitrogen Fertilizer | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment terms	15 days
Nitrogen Fertilizer | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment terms	30 days